UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC           February 14, 2012
   -----------------------            -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          108
                                         -----------

Form 13F Information Table Value Total:  $   118,422
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                     TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------
          NAME OF ISSUER              CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-----------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ ----
Exxon Mobil Corp.                    COM       30231G102        7,208       85,044  SH         SOLE                      SOLE
Pepsi Co                             COM       713448108        5,724       86,274  SH         SOLE                      SOLE
Intel Corp                           COM       458140100        4,486      184,971  SH         SOLE                      SOLE
General Electric Co.                 COM       369604103        4,357      243,265  SH         SOLE                      SOLE
Berkshire Hathaway B                 COM       084670702        3,642       47,728  SH         SOLE                      SOLE
Wal-Mart Stores Inc                  COM       931142103        3,313       55,445  SH         SOLE                      SOLE
Johnson & Johnson                    COM       478160104        3,190       48,646  SH         SOLE                      SOLE
Procter & Gamble                     COM       742718109        2,942       44,098  SH         SOLE                      SOLE
iShares MSCI Emrg Mkt Fd             COM       464287234        2,710       71,440  SH         SOLE                      SOLE
Cisco Systems Inc                    COM       17275R102        2,659      147,057  SH         SOLE                      SOLE
Microsoft Corp                       COM       594918104        2,637      101,569  SH         SOLE                      SOLE
McDonalds Corp                       COM       580135101        2,632       26,236  SH         SOLE                      SOLE
Lowes Companies Inc                  COM       548661107        2,625      103,415  SH         SOLE                      SOLE
Sysco Corp                           COM       871829107        2,387       81,399  SH         SOLE                      SOLE
Emerson Electric                     COM       291011104        2,347       50,350  SH         SOLE                      SOLE
Automatic Data Processing            COM       053015103        2,144       39,699  SH         SOLE                      SOLE
Streettracks Gold TRUST              COM       78463V107        2,041       13,430  SH         SOLE                      SOLE
Qualcomm Inc                         COM       747525103        1,823       33,329  SH         SOLE                      SOLE
Conoco-Phillips                      COM       20825C104        1,707       23,423  SH         SOLE                      SOLE
General Mills Inc                    COM       370334104        1,701       42,093  SH         SOLE                      SOLE
Wells Fargo & Co New                 COM       949746101        1,648       59,803  SH         SOLE                      SOLE
Baxter International Inc             COM       071813109        1,628       32,911  SH         SOLE                      SOLE
Stryker                              COM       863667101        1,620       32,599  SH         SOLE                      SOLE
Sigma Aldrich Corp                   COM       826552101        1,436       22,984  SH         SOLE                      SOLE
Apple Computer Inc                   COM       037833100        1,430        3,532  SH         SOLE                      SOLE
Lincoln National Corp                COM       534187109        1,397       71,936  SH         SOLE                      SOLE
Intl Business Machines               COM       459200101        1,377        7,488  SH         SOLE                      SOLE
Deere & Co                           COM       244199105        1,351       17,469  SH         SOLE                      SOLE
Walt Disney Co                       COM       254687106        1,329       35,438  SH         SOLE                      SOLE
E M C Corp Mass                      COM       268648102        1,304       60,529  SH         SOLE                      SOLE
Verizon Communications               COM       92343V104        1,232       30,703  SH         SOLE                      SOLE
Amgen, Inc.                          COM       031162100        1,177       18,327  SH         SOLE                      SOLE
Vanguard Bond Index Fund             COM       921937827        1,066       13,193  SH         SOLE                      SOLE
iShares GS$ Investor Corp            COM       464287242        1,044        9,180  SH         SOLE                      SOLE
Corning Inc                          COM       219350105        1,035       79,722  SH         SOLE                      SOLE
Tractor Supply Company               COM       892356106        1,027       14,644  SH         SOLE                      SOLE
Unitedhealth Group Inc               COM       91324P102        1,024       20,196  SH         SOLE                      SOLE
Blackrock Global Energy              COM       09250U101          972       39,751  SH         SOLE                      SOLE
iShares Barclay Tips                 COM       464287176          942        8,070  SH         SOLE                      SOLE
Cullen Frost Bankers                 COM       229899109          922       17,427  SH         SOLE                      SOLE
Vanguard Emerging Markets            COM       922042858          880       23,018  SH         SOLE                      SOLE
BB&T Corporation                     COM       054937107          870       34,569  SH         SOLE                      SOLE
iShares CEF Real Estate              COM       464287739          852       14,995  SH         SOLE                      SOLE
Oracle Corporation                   COM       68389X105          841       32,798  SH         SOLE                      SOLE
Pfizer Incorporated                  COM       717081103          809       37,364  SH         SOLE                      SOLE
Abbott Laboratories                  COM       002824100          732       13,026  SH         SOLE                      SOLE
Ishares Russell Midcap               COM       464287499          720        7,314  SH         SOLE                      SOLE
Exelon Corporation                   COM       30161N101          701       16,167  SH         SOLE                      SOLE
Colgate-Palmolive Co                 COM       194162103          687        7,441  SH         SOLE                      SOLE
Coach Inc                            COM       189754104          683       11,194  SH         SOLE                      SOLE
Nike Inc Class B                     COM       654106103          678        7,036  SH         SOLE                      SOLE
Celgene Corp                         COM       151020104          670        9,910  SH         SOLE                      SOLE
Amern Tower Corp Class A             COM       03027X100          666       11,103  SH         SOLE                      SOLE
ChevronTexaco Corp.                  COM       166764100          657        6,175  SH         SOLE                      SOLE
Target Corporation                   COM       87612E106          645       12,589  SH         SOLE                      SOLE
Nordstrom Inc                        COM       655664100          642       12,920  SH         SOLE                      SOLE
Bed Bath & Beyond                    COM       075896100          634       10,937  SH         SOLE                      SOLE
Johnson Controls Inc                 COM       478366107          622       19,906  SH         SOLE                      SOLE
Costco Whsl Corp New                 COM       22160K105          619        7,428  SH         SOLE                      SOLE
Adobe Systems Inc                    COM       00724F101          615       21,755  SH         SOLE                      SOLE
United Parcel Svc Inc CL B           COM       911312106          579        7,917  SH         SOLE                      SOLE
Darden Restaurants Inc               COM       237194105          571       12,535  SH         SOLE                      SOLE
Autodesk Inc                         COM       052769106          560       18,449  SH         SOLE                      SOLE
Whole Foods Market Inc               COM       966837106          545        7,839  SH         SOLE                      SOLE
iShares S&P North Amer Natural       COM       464287374          531       13,977  SH         SOLE                      SOLE
J P Morgan Chase & Co                COM       46625H100          500       15,038  SH         SOLE                      SOLE
Heinz H J Co Com                     COM       423074103          500        9,250  SH         SOLE                      SOLE
iShares Russell 2000                 COM       464287655          486        6,595  SH         SOLE                      SOLE
Pimco Exch Traded Fund               COM       72201R833          462        4,610  SH         SOLE                      SOLE
Freeport Mcmorn Cp&Gld B             COM       35671D857          447       12,139  SH         SOLE                      SOLE
Vanguard Corp Bond Etf               COM       92206C409          436        5,600  SH         SOLE                      SOLE
Gabelli Divid & Incm Pfd             PFD       345395206          433       16,908  SH         SOLE                      SOLE
iShares Lehman US Aggregate BD       COM       464287226          431        3,905  SH         SOLE                      SOLE
Partnerre Ltd                        PFD       G6852T204          425       16,755  SH         SOLE                      SOLE
Pharmaceutical Holdrs Tr Depos       COM       71712A982          414        5,700  SH         SOLE                      SOLE
Ishares Tr Lehman Bd Fd              COM       464288646          406        3,900  SH         SOLE                      SOLE
iShares MSCI EAFE Fd                 COM       464287465          397        8,011  SH         SOLE                      SOLE
Vanguard Intl Eqty Index             COM       922042775          385        9,700  SH         SOLE                      SOLE
3M Company                           COM       88579Y101          379        4,642  SH         SOLE                      SOLE
American Intl Group Inc              COM       026874784          359       15,469  SH         SOLE                      SOLE
Nuveen Qual Pfd Inc Fd               COM       67072C105          355       45,395  SH         SOLE                      SOLE
Streettracks Series Trust SPDR       COM       78464A722          343        6,677  SH         SOLE                      SOLE
Swiss Helvetia Fund                  COM       870875101          341       34,300  SH         SOLE                      SOLE
Kimberly-Clark Corp                  COM       494368103          341        4,639  SH         SOLE                      SOLE
iShares 1-3 yr Treasury Bond         COM       464287457          340        4,021  SH         SOLE                      SOLE
Barclays Bank                        PFD       06739H776          336       17,000  SH         SOLE                      SOLE
Philip Morris Intl                   COM       718172109          327        4,164  SH         SOLE                      SOLE
Clorox Company                       COM       189054109          324        4,871  SH         SOLE                      SOLE
Progress Energy                      COM       743263105          309        5,522  SH         SOLE                      SOLE
United Technologies                  COM       913017109          306        4,180  SH         SOLE                      SOLE
Biotech Holders Tr                   COM       09067D201          286        2,700  SH         SOLE                      SOLE
Direxion Shs Exch Trd Fd             COM       25459W854          284        9,610  SH         SOLE                      SOLE
Clough Global Oppty Fd               COM       18914E106          281       26,550  SH         SOLE                      SOLE
Cf Industries Holdings               COM       125269100          277        1,910  SH         SOLE                      SOLE
Vanguard Specialized Portfol C       COM       921908844          268        4,900  SH         SOLE                      SOLE
Home Depot Inc                       COM       437076102          257        6,116  SH         SOLE                      SOLE
Vanguard Intermediate Term Bon       COM       921937819          255        2,930  SH         SOLE                      SOLE
iShares Lehman 20 yr Trea            COM       464287432          255        2,100  SH         SOLE                      SOLE
Duke Energy Corporation              COM       26441C105          250       11,351  SH         SOLE                      SOLE
General Elec Cap Corp                COM       369622519          248        9,650  SH         SOLE                      SOLE
AMERICAN INTL GROUP INC AIG2 J       PUT       026874954          238          100  SH         SOLE                      SOLE
Altria Group Inc                     COM       02209S103          234        7,881  SH         SOLE                      SOLE
Omnicom Group Inc                    COM       681919106          223        5,000  SH         SOLE                      SOLE
Western Asset Claymore               COM       95766R104          218       17,300  SH         SOLE                      SOLE
Bristol-Myers Squibb Co              COM       110122108          208        4,900  SH         SOLE                      SOLE
Vanguard Scottsdale Etf              COM       92206C102          207        3,400  SH         SOLE                      SOLE
ADR Sanofi-Aventis Spons.            COM       80105N105          205        5,600  SH         SOLE                      SOLE
Dominion Resources Inc VA New        COM       25746U109          201        3,782  SH         SOLE                      SOLE